Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income	$ 559,210	$ 1,052,841	$ 153,550
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,481,894	20,345,394	23,588,994
Dilutive effect of non-vested shares	19,000	239,000	216,000
Diluted weighted average common shares outstanding	20,501,021	20,583,796	23,805,251
Gain on troubled debt write-off	$ 29,400	$ 111,600
Basic earnings per share amount related to the gain on debt extinguishment (in USD per share)	$ 1.43	$ 5.49
Diluted earnings per share amount related to the gain on debt extinguishment (in USD per share)	$ 1.43	$ 5.42